FINANCE INCOME AND FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Finance Income And Finance Costs Tables
Finance income and finance cots
In Thousands of US Dollars
Description	2017	2016	2015

Interest income	$11	$4	$–

Interest and bank charges	(52)	(118)	(92)
Financial costs		–	–
Accretion of the other liabilities	(152)	(116)	(96)
Net foreign exchange gain	(1)	(10)	(46)
Net finance costs	$(194)	$(240)	$(234)

Finance income	$10	$4	$–
Finance costs	(204)	(244)	(234)
Net finance costs	$(194)	$(240)	$(234)